Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of inventories
	December 31,	December 31,
	2018	2017
	$	$

Stockpiles	1,074	1,554
Concentrates	4,476	3,839
Supplies and spare parts	16,436	15,406
	21,986	20,799